United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Capital Income Fund

Class A Shares | CAPAX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$95	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$9,449	$10,000	$10,000	$10,000	$10,000
11/30/2015	$8,891	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,230	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,240	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,056	$14,498	$12,160	$10,649	$11,090
11/30/2019	$10,849	$16,834	$13,393	$11,803	$12,154
11/30/2020	$11,779	$19,773	$13,993	$12,672	$13,050
11/30/2021	$12,944	$25,294	$15,269	$12,584	$14,198
11/30/2022	$11,866	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,387	$26,142	$15,069	$11,192	$13,341
11/30/2024	$14,459	$35,002	$18,033	$12,036	$15,318

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	10.29%	4.73%	3.76%
Class A Shares without sales load	16.73%	5.91%	4.35%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Universal Bond Index as an additional broad-based securities market index (in addition to the S&P 500 Index) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C878

G01049-01-A (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class C Shares | CAPCX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes planned changes made to the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$184	1.70%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class C Shares with sales load	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,339	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,621	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,592	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,322	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,060	$16,834	$13,393	$11,803	$12,154
11/30/2020	$11,893	$19,773	$13,993	$12,672	$13,050
11/30/2021	$12,976	$25,294	$15,269	$12,584	$14,198
11/30/2022	$11,781	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,299	$26,142	$15,069	$11,192	$13,341
11/30/2024	$14,356	$35,002	$18,033	$12,036	$15,318

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	14.90%	5.03%	3.68%
Class C Shares without sales load	15.90%	5.03%	3.68%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Universal Bond Index as an additional broad-based securities market index (in addition to the S&P 500 Index) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Material Fund Changes

Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective January 28, 2025, the Fund will reduce the front-end sales charges and breakpoint discount levels on its Class A shares. As a result, effective January 28, 2025, the maximum sales charge (load) imposed on purchases of Class A Shares (as a percentage of offering price) is reduced from 5.50% to 4.50%. In addition, an investor’s purchases of the Fund’s Class C Shares will generally be limited to $250,000 instead of $1 million (except for employer-sponsored retirement plans held in omnibus accounts).

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C852

G01049-01-B (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class F Shares | CAPFX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$96	0.89%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class F Shares with sales load	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$9,896	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,312	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,654	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,723	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,516	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,360	$16,834	$13,393	$11,803	$12,154
11/30/2020	$12,318	$19,773	$13,993	$12,672	$13,050
11/30/2021	$13,536	$25,294	$15,269	$12,584	$14,198
11/30/2022	$12,406	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,950	$26,142	$15,069	$11,192	$13,341
11/30/2024	$15,118	$35,002	$18,033	$12,036	$15,318

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	14.58%	5.67%	4.22%
Class F Shares without sales load	16.74%	5.88%	4.33%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Universal Bond Index as an additional broad-based securities market index (in addition to the S&P 500 Index) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C845

G01049-01-C (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class R Shares | CAPRX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$102	0.94%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Class R Shares	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,399	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,732	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,773	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,558	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,368	$16,834	$13,393	$11,803	$12,154
11/30/2020	$12,320	$19,773	$13,993	$12,672	$13,050
11/30/2021	$13,536	$25,294	$15,269	$12,584	$14,198
11/30/2022	$12,384	$22,964	$14,436	$10,979	$12,808
11/30/2023	$12,914	$26,142	$15,069	$11,192	$13,341
11/30/2024	$15,064	$35,002	$18,033	$12,036	$15,318

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	16.64%	5.79%	4.18%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Universal Bond Index as an additional broad-based securities market index (in addition to the S&P 500 Index) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C613

G01049-01-D (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Institutional Shares | CAPSX

Annual Shareholder Report - November 30, 2024

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2023 to November 30, 2024. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.63%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the "Blended Index") to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

■ An overweight allocation to equity securities and an underweight allocation to fixed income securities had a positive impact on

   Fund relative performance.

■ Yield curve positioning and duration management contributed positively to Fund relative performance.

■ Equity security selection in the Communication Services, Information Technology and Consumer Staples sectors had a positive impact on Fund relative performance as did underweight allocations to the Health Care, Energy and Materials sectors.

Top Detractors from Performance

■ Equity security selection negatively impacted Fund relative performance with the largest detractors from the Industrials, Health Care and Utilities sectors.

■ Equity sector allocation detracted from Fund relative performance with the largest detractors from underweights in the Financials and Industrials sectors and an overweight in the Information Technology sector.

■ Within fixed income, an overweight allocation to investment grade corporates had a negative impact on Fund relative performance as did security selection in the high yield and emerging markets asset classes.

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2014 to 11/30/2024

Total Return Based on $10,000 Investment

	Institutional Shares	S&P 500 Index	Blended Index	Bloomberg US Universal Bond Index	Morningstar Moderately Conservative Allocation Funds Average
11/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2015	$9,434	$10,275	$9,999	$10,075	$9,807
11/30/2016	$9,819	$11,103	$10,989	$10,386	$10,201
11/30/2017	$10,918	$13,642	$12,123	$10,795	$11,234
11/30/2018	$10,736	$14,498	$12,160	$10,649	$11,090
11/30/2019	$11,626	$16,834	$13,393	$11,803	$12,154
11/30/2020	$12,653	$19,773	$13,993	$12,672	$13,050
11/30/2021	$13,938	$25,294	$15,269	$12,584	$14,198
11/30/2022	$12,810	$22,964	$14,436	$10,979	$12,808
11/30/2023	$13,389	$26,142	$15,069	$11,192	$13,341
11/30/2024	$15,685	$35,002	$18,033	$12,036	$15,318

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	17.15%	6.17%	4.60%
S&P 500 Index	33.89%	15.76%	13.34%
Bloomberg US Universal Bond IndexFootnote Reference*	7.53%	0.39%	1.87%
Blended Index	19.67%	6.13%	6.07%
Morningstar Moderately Conservative Allocation Funds Average	14.81%	4.73%	4.37%
Footnote	Description
Footnote*	The Fund has designated the Bloomberg US Universal Bond Index as an additional broad-based securities market index (in addition to the S&P 500 Index) in accordance with the SEC’s revised definition for such an index.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$694,479,750
Number of Investments	312
Portfolio Turnover	31%
Total Advisory Fees Paid	$3,203,281

Annual Shareholder Report

Federated Hermes Capital Income Fund

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Value	Value
Asset-Backed Securities	0.4%
International Equity Securities	0.8%
Collaterized Mortgage Obligations	2.0%
Bank Loan Core Fund	2.3%
Cash Equivalents	2.6%
Foreign Fixed Income Securities	5.4%
Foreign Governments/Agencies	7.5%
U.S Government Agency Mortgage-Backed Securities	15.3%
Domestic Fixed-Income Securities	23.3%
Domestic Equity Securities	43.2%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	4.0%
Materials	4.3%
Energy	5.1%
Consumer Staples	5.3%
Utilities	5.5%
Consumer Discretionary	7.4%
Communication Services	7.8%
Industrials	9.4%
Health Care	11.2%
Information Technology	19.1%
Financials	20.9%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C621

G01049-01-E (01/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $252,814

Fiscal year ended 2023 - $240,685

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,756 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $32,802 and $73,033 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $260,119

Fiscal year ended 2023 - $314,747

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | CAPAX	C | CAPCX	F | CAPFX
	R | CAPRX	Institutional | CAPSX

Federated Hermes Capital Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Shares or Principal Amount			Value
		COMMON STOCKS—38.5%
		Communication Services—2.1%
15,439		Alphabet, Inc., Class A	$ 2,608,419
211,715		AT&T, Inc.	4,903,319
47,911		Deutsche Telekom AG, Class REG	1,531,739
9,908		Meta Platforms, Inc.	5,690,363
		TOTAL	14,733,840
		Consumer Discretionary—2.2%
14,749	[1]	Amazon.com, Inc.	3,066,170
18,526	[1]	Aptiv PLC	1,028,749
42,863		General Motors Co.	2,382,754
2,034		Home Depot, Inc.	872,850
2,797		Lowe’s Cos., Inc.	761,987
9,990		Nike, Inc., Class B	786,912
105,621		The Wendy’s Co.	1,939,202
6,357	[1]	Ulta Beauty, Inc.	2,457,870
20,232		Whirlpool Corp.	2,254,249
		TOTAL	15,550,743
		Consumer Staples—2.3%
3,025		Costco Wholesale Corp.	2,939,937
7,998		Hershey Foods Corp.	1,408,688
16,317		Procter & Gamble Co.	2,924,985
8,356		Target Corp.	1,105,582
59,117		The Coca-Cola Co.	3,788,217
42,639		WalMart, Inc.	3,944,108
		TOTAL	16,111,517
		Energy—2.3%
23,185		Chevron Corp.	3,754,347
27,068		ConocoPhillips	2,932,547
40,929		Exxon Mobil Corp.	4,827,985
42,670		Schlumberger Ltd.	1,874,920
14,123		TotalEnergies SE	819,092
10,136		Valero Energy Corp.	1,409,715
		TOTAL	15,618,606
		Financials—7.9%
11,223		Allstate Corp.	2,327,538
11,078		American Express Co.	3,375,245
30,515		American International Group, Inc.	2,345,993
10,608		Assurant, Inc.	2,409,077
69,824		Bank of America Corp.	3,317,338
2,215		BlackRock, Inc.	2,265,502
70,415		Citizens Financial Group, Inc.	3,389,778
58,163		First Horizon Corp.	1,228,984
4,632		Goldman Sachs Group, Inc.	2,818,896
21,009		Intercontinental Exchange, Inc.	3,381,609
34,349		JPMorgan Chase & Co.	8,577,632
24,302		KKR & Co., Inc.	3,958,067
9,165		Progressive Corp., OH	2,464,285
5,172		S&P Global, Inc.	2,702,422
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
7,308		UMB Financial Corp.	$ 917,081
12,490		Visa, Inc., Class A	3,935,349
42,634		Wells Fargo & Co.	3,247,432
6,725		Willis Towers Watson PLC	2,165,450
		TOTAL	54,827,678
		Health Care—4.9%
6,499		Abbott Laboratories	771,887
8,561		AbbVie, Inc.	1,566,064
18,006		AstraZeneca PLC	2,417,993
68,647	[1]	Avantor, Inc.	1,445,706
7,624		Becton Dickinson & Co.	1,691,766
14,161	[1]	Boston Scientific Corp.	1,283,836
3,278		Danaher Corp.	785,704
120,743	[1]	Elanco Animal Health, Inc.	1,595,015
4,842		Eli Lilly & Co.	3,851,085
9,135		Johnson & Johnson	1,416,016
3,222		McKesson Corp.	2,025,027
26,788		Medtronic PLC	2,318,233
30,936		Merck & Co., Inc.	3,144,335
123,429		Pfizer, Inc.	3,235,074
9,084		Sanofi	883,224
4,117		Thermo Fisher Scientific, Inc.	2,180,487
5,801		UnitedHealth Group, Inc.	3,539,770
		TOTAL	34,151,222
		Industrials—3.9%
11,774	[1]	Builders Firstsource, Inc.	2,195,498
2,073		Deere & Co.	965,811
5,088		Dover Corp.	1,047,619
5,452		FedEx Corp.	1,650,157
8,875		Fortune Brands Innovations, Inc.	694,912
8,349		GE Aerospace	1,520,854
3,194	[1]	GE Vernova, Inc.	1,067,179
9,569		Hunt (J.B.) Transportation Services, Inc.	1,809,594
56,597		Knight-Swift Transportation Holdings, Inc.	3,359,598
5,914		Parker-Hannifin Corp.	4,156,951
15,596		Regal Rexnord Corp.	2,693,585
13,436		RTX Corp.	1,636,908
15,372		Stanley Black & Decker, Inc.	1,375,025
13,132		Waste Management, Inc.	2,996,985
		TOTAL	27,170,676
		Information Technology—7.9%
4,512		Accenture PLC	1,635,013
3,129	[1]	Adobe, Inc.	1,614,345
10,485	[1]	Advanced Micro Devices, Inc.	1,438,280
47,281		Apple, Inc.	11,221,200
6,863		Applied Materials, Inc.	1,199,035
34,278		Broadcom, Inc.	5,555,778
23,996		Dell Technologies, Inc.	3,061,650
9,845		IBM Corp.	2,238,852
11,752		Microchip Technology, Inc.	801,134
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
20,651		Micron Technology, Inc.	$ 2,022,765
24,243		Microsoft Corp.	10,265,941
3,212		Motorola Solutions, Inc.	1,605,036
45,697		NVIDIA Corp.	6,317,610
9,552		Salesforce, Inc.	3,152,065
20,568		TD SYNNEX Corp.	2,447,386
		TOTAL	54,576,090
		Materials—1.6%
24,976		FMC Corp.	1,475,832
32,598		Freeport-McMoRan, Inc.	1,440,831
6,905		Linde PLC	3,183,136
13,540		LyondellBasell Industries N.V.	1,128,424
87,581	[1]	MP Materials Corp.	1,845,332
6,716		Vulcan Materials Co.	1,935,081
		TOTAL	11,008,636
		Real Estate—1.8%
11,203		American Tower Corp.	2,341,427
32,392		Brixmor Property Group, Inc.	974,028
2,807		Equinix, Inc.	2,755,014
24,462		NNN REIT, Inc.	1,075,839
16,296		ProLogis, Inc.	1,903,047
107,716		RLJ Lodging Trust	1,099,780
6,904		Simon Property Group, Inc.	1,267,574
6,502		Sun Communities, Inc.	821,398
		TOTAL	12,238,107
		Utilities—1.6%
168,214		CenterPoint Energy, Inc.	5,487,141
81,462		PPL Corp.	2,845,468
32,766		Southern Co.	2,920,433
		TOTAL	11,253,042
		TOTAL COMMON STOCKS (IDENTIFIED COST $207,048,621)	267,240,157
		U.S. TREASURIES—9.1%
		U.S. Treasury Bond—2.8%
$19,100,000		United States Treasury Bond, 4.500%, 11/15/2054	19,499,910
		U.S. Treasury Note—6.3%
15,300,000		United States Treasury Note, 4.250%, 11/15/2034	15,369,344
8,300,000		United States Treasury Note, 4.500%, 5/31/2029	8,436,172
20,000,000		United States Treasury Note, 4.875%, 5/31/2026	20,173,482
		TOTAL	43,978,998
		TOTAL U.S. TREASURIES (IDENTIFIED COST $62,043,383)	63,478,908
		PREFERRED STOCKS—5.4%
		Communication Services—1.3%
53,064		Google, Issued by JP Morgan Chase & Co., ELN, 4.650%, 10/3/25	8,909,446
		Consumer Discretionary—1.0%
35,356		Amazon, Issued by JP Morgan Chase & Co., ELN, 3%, 2/18/25	7,140,144
		Financials—1.3%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	5,560,800
60,000		Ares Management Corp., Conv. Pfd., 6.750%	3,370,800
		TOTAL	8,931,600
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Industrials—0.2%
28,000	Boeing Co., Conv. Pfd., 6.000%	$ 1,550,920
	Information Technology—0.5%
58,591	Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	3,624,439
	Materials—0.3%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	1,788,580
	Utilities—0.8%
129,000	NextEra Energy, Inc., Conv. Pfd., 6.926%	5,599,890
	PREFERRED STOCKS (IDENTIFIED COST $33,110,310)	37,545,019
	CORPORATE BONDS—3.3%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	71,830
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	24,409
	TOTAL	96,239
	Capital Goods - Aerospace & Defense—0.1%
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	205,269
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,406
30,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.528%, 5/1/2034	31,914
50,000	Boeing Co., Sr. Unsecd. Note, 144A, 6.858%, 5/1/2054	54,347
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	49,738
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	125,263
100,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	101,422
	TOTAL	588,359
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	37,837
80,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	77,384
	TOTAL	115,221
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,376
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,595
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	23,534
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	84,331
	TOTAL	138,836
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	100,958
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	99,634
95,000	Charter Communications Operating, LLC / Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	94,164
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	195,199
	TOTAL	388,997
	Communications - Media & Entertainment—0.0%
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	30,977
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	90,277
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	84,551
60,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 6.412%, 3/15/2026	60,001
	TOTAL	265,806
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	141,122
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	86,431
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	214,402
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	$ 149,027
	TOTAL	590,982
	Communications - Telecom Wirelines—0.1%
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	62,410
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	178,152
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	132,549
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	81,826
	TOTAL	454,937
	Consumer Cyclical - Automotive—0.1%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	101,027
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	137,101
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	215,173
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	91,445
	TOTAL	544,746
	Consumer Cyclical - Retailers—0.1%
150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	114,540
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	126,825
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	140,533
	TOTAL	381,898
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	239,359
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	136,628
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	35,006
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	126,963
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	113,460
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	145,024
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	82,195
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	129,088
	TOTAL	1,007,723
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	47,791
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	110,862
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	74,459
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	86,114
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	50,449
	TOTAL	369,675
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	220,399
100,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	101,657
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	193,946
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	50,583
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	173,945
	TOTAL	740,530
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	55,573
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	61,814
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	157,365
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	160,235
	TOTAL	379,414
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Independent—0.1%
$ 145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	$ 148,211
55,000	Occidental Petroleum Corp., Sr. Unsecd. Note, 6.050%, 10/1/2054	54,374
105,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	118,994
	TOTAL	321,579
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,447
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	104,505
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	130,783
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	71,152
150,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	154,750
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	111,305
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	218,584
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,979
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	124,774
	TOTAL	943,832
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	135,914
	Equipment Lease—0.0%
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	102,879
	Financial Institution - Banking—0.9%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	357,038
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	71,933
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	183,002
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	147,641
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	778,382
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	127,585
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	246,893
75,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	76,605
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	69,950
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	88,204
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	292,056
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	262,141
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	247,218
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	127,812
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	247,341
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	87,984
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	588,481
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	71,318
65,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	66,522
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	133,389
55,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	57,131
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,140
80,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	79,223
60,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	61,121
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	40,868
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	98,516
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	359,216
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	108,471
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	82,931
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	$ 107,550
65,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	66,198
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	135,715
55,000	US Bancorp, 5.100%, 7/23/2030	55,500
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	207,723
275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	266,858
60,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	60,797
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	91,408
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	98,902
	TOTAL	6,319,763
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	42,078
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	150,542
75,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	78,562
	TOTAL	229,104
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	173,300
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	276,386
	TOTAL	449,686
	Financial Institution - Insurance - P&C—0.1%
125,000	Aon North America, Inc., 5.750%, 3/1/2054	129,625
80,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	80,075
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	327,677
	TOTAL	537,377
	Financial Institution - REIT - Apartment—0.0%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	189,636
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	198,130
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	97,680
	TOTAL	295,810
	Financial Institution - REIT - Office—0.0%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	102,280
150,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	146,979
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,202
	TOTAL	281,461
	Financial Institution - REIT - Other—0.1%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	50,247
40,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	40,636
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	110,500
125,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	126,161
	TOTAL	327,544
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	157,302
	Other—0.0%
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	90,528
	Technology—0.3%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	29,733
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	35,403
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	25,690
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	$ 91,890
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	85,974
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,112
155,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	148,162
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	135,000
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	142,324
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	54,605
120,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	118,449
60,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	60,336
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	293,722
125,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	122,775
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	131,844
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	73,429
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	34,603
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	76,942
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	37,806
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,449
	TOTAL	1,732,248
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,162,140
	Transportation - Railroads—0.0%
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	78,986
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	58,468
	TOTAL	137,454
	Transportation - Services—0.1%
125,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	126,876
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	104,048
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	134,186
	TOTAL	365,110
	Utility - Electric—0.2%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	82,713
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	66,033
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	131,414
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	131,016
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	101,019
40,000	Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	41,112
280,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	234,975
150,000	EverSource Energy, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	149,672
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	24,266
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	70,954
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	100,454
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	112,131
45,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	41,310
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	171,839
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	41,042
	TOTAL	1,499,950
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,372,574)	22,590,736
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.4%
$ 875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	$ 857,061
1,225,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,204,363
285,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	258,054
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	378,691
		TOTAL	2,698,169
		Non-Agency Mortgage-Backed Securities—0.2%
1,699,183		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,399,968
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,458,359)	4,098,137
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
		Federal Home Loan Mortgage Corporation—0.3%
1,025,000		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	1,005,363
921,135		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	849,882
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	516,708
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,560,195)	2,371,953
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
726,167		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $719,755)	708,062
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	186,583
		INVESTMENT COMPANIES—42.3%
1,792,220		Bank Loan Core Fund	15,628,159
10,986,074		Emerging Markets Core Fund	97,226,756
522,971		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[2]	522,971
14,045,584		High Yield Bond Core Fund	79,638,461
12,026,973		Mortgage Core Fund	100,545,493
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $347,319,524)	293,561,840
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $680,632,721)[3]	691,781,395
		OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	2,698,355
		TOTAL NET ASSETS—100%	$694,479,750
At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	409	$84,298,735	March 2025	$255,498
United States Treasury Notes 5-Year Long Futures	287	$30,881,649	March 2025	$244,421
United States Treasury Notes 10-Year Long Futures	100	$11,118,750	March 2025	$139,335
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	95	$10,905,703	March 2025	$(185,835)
United States Treasury Ultra Bond Short Futures	233	$29,634,688	March 2025	$(1,042,607)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(589,188)
Annual Financial Statements and Additional Information

At November 30, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2024[5]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index HY Series 39	Pay	5.000%	12/20/2027	2.04%	$7,275,000	$(599,213)	$14,023	$(613,236)
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2024	Shares Held as of 11/30/2024	Dividend Income
Bank Loan Core Fund	$—	$15,712,811	$—	$(84,652)	$—	$15,628,159	1,792,220	$712,810
Emerging Markets Core Fund	$95,097,820	$9,000,000	$(17,000,000)	$11,857,787	$(1,728,851)	$97,226,756	10,986,074	$7,655,359
Federated Hermes Government Obliga- tions Fund, Premier Shares	$—	$89,506,090	$(88,983,119)	$—	$—	$522,971	522,971	$79,399
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$4,611,650	$54,896,719	$(59,507,626)	$(24)	$(719)	$—	—	$52,174
High Yield Bond Core Fund	$78,916,212	$—	$(3,000,000)	$4,307,086	$(584,837)	$79,638,461	14,045,584	$5,106,730
Mortgage Core Fund	$103,431,928	$—	$(6,000,000)	$3,492,619	$(379,054)	$100,545,493	12,026,973	$4,616,961
TOTAL OF AFFILIATED TRANSAC- TIONS	$282,057,610	$169,115,620	$(174,490,745)	$19,572,816	$(2,693,461)	$293,561,840	39,373,822	$18,223,433

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $669,343,841.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$248,254,182	$—	$—	$248,254,182
International	13,333,926	5,652,049	—	18,985,975
Preferred Stocks
Domestic	21,495,429	16,049,590	—	37,545,019
Debt Securities:
U.S. Treasuries	—	63,478,908	—	63,478,908
Corporate Bonds	—	22,590,736	—	22,590,736
Collateralized Mortgage Obligations	—	4,098,137	—	4,098,137
Commercial Mortgage-Backed Securities	—	2,371,953	—	2,371,953
Asset-Backed Security	—	708,062	—	708,062
Warrant	—	186,583	—	186,583
Investment Companies	293,561,840	—	—	293,561,840
TOTAL SECURITIES	$576,645,377	$115,136,018	$—	$691,781,395
Other Financial Instruments:
Assets
Futures Contracts	$639,254	$—	$—	$639,254
Liabilities
Futures Contracts	(1,228,442)	—	—	(1,228,442)
Swap Contracts	—	(599,213)	—	(599,213)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(589,188)	$(599,213)	$—	$(1,188,401)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.87	$7.81	$8.82	$8.31	$7.94
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.28	0.28	0.30	0.28
Net realized and unrealized gain (loss)	1.02	0.05	(1.01)	0.52	0.38
Total From Investment Operations	1.30	0.33	(0.73)	0.82	0.66
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.28)	(0.31)	(0.29)
Net Asset Value, End of Period	$8.89	$7.87	$7.81	$8.82	$8.31
Total Return[2]	16.73%	4.39%	(8.33)%	9.89%	8.57%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	3.34%	3.64%	3.42%	3.39%	3.58%
Expense waiver/reimbursement[4]	0.21%	0.21%	0.20%	0.18%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$455,456	$440,159	$454,119	$481,531	$426,630
Portfolio turnover[5]	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.87	$7.81	$8.83	$8.31	$7.95
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.22	0.20	0.23	0.22
Net realized and unrealized gain (loss)	1.03	0.05	(1.01)	0.52	0.36
Total From Investment Operations	1.24	0.27	(0.81)	0.75	0.58
Less Distributions:
Distributions from net investment income	(0.21)	(0.21)	(0.21)	(0.23)	(0.22)
Net Asset Value, End of Period	$8.90	$7.87	$7.81	$8.83	$8.31
Total Return[2]	15.90%	3.52%	(9.21)%	9.11%	7.53%
Ratios to Average Net Assets:
Net expenses[3]	1.70%	1.70%	1.71%	1.71%	1.71%
Net investment income	2.53%	2.81%	2.44%	2.58%	2.77%
Expense waiver/reimbursement[4]	0.14%	0.13%	0.12%	0.11%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,258	$35,618	$82,112	$189,314	$252,421
Portfolio turnover[5]	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.86	$7.80	$8.81	$8.30	$7.94
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.28	0.28	0.30	0.28
Net realized and unrealized gain (loss)	1.02	0.05	(1.01)	0.52	0.36
Total From Investment Operations	1.30	0.33	(0.73)	0.82	0.64
Less Distributions:
Distributions from net investment income	(0.28)	(0.27)	(0.28)	(0.31)	(0.28)
Net Asset Value, End of Period	$8.88	$7.86	$7.80	$8.81	$8.30
Total Return[2]	16.74%	4.39%	(8.35)%	9.89%	8.44%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.33%	3.63%	3.38%	3.38%	3.57%
Expense waiver/reimbursement[4]	0.19%	0.20%	0.18%	0.17%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,116	$81,001	$91,759	$116,303	$121,891
Portfolio turnover[5]	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.88	$7.82	$8.84	$8.32	$7.95
Income From Investment Operations:
Net investment income (loss)[1]	0.28	0.28	0.27	0.29	0.27
Net realized and unrealized gain (loss)	1.01	0.04	(1.02)	0.53	0.37
Total From Investment Operations	1.29	0.32	(0.75)	0.82	0.64
Less Distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.27)	(0.30)	(0.27)
Net Asset Value, End of Period	$8.90	$7.88	$7.82	$8.84	$8.32
Total Return[2]	16.64%	4.29%	(8.51)%	9.87%	8.37%
Ratios to Average Net Assets:
Net expenses[3]	0.94%	0.98%	0.98%	1.01%	1.03%
Net investment income	3.28%	3.56%	3.36%	3.26%	3.45%
Expense waiver/reimbursement[4]	0.39%	0.38%	0.37%	0.36%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,546	$1,173	$1,160	$1,088	$1,066
Portfolio turnover[5]	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.87	$7.82	$8.83	$8.32	$7.95
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.30	0.30	0.32	0.30
Net realized and unrealized gain (loss)	1.03	0.04	(1.01)	0.52	0.37
Total From Investment Operations	1.33	0.34	(0.71)	0.84	0.67
Less Distributions:
Distributions from net investment income	(0.30)	(0.29)	(0.30)	(0.33)	(0.30)
Net Asset Value, End of Period	$8.90	$7.87	$7.82	$8.83	$8.32
Total Return[2]	17.15%	4.52%	(8.09)%	10.15%	8.84%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	3.59%	3.89%	3.63%	3.62%	3.84%
Expense waiver/reimbursement[4]	0.21%	0.21%	0.21%	0.18%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$132,104	$125,841	$145,677	$184,251	$148,479
Portfolio turnover[5]	31%	54%	81%	57%	80%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $293,561,840 of investments in affiliated holdings* (identified cost $680,632,721, including $347,319,524 of identified cost in affiliated holdings)	$691,781,395
Cash	93,988
Cash denominated in foreign currencies (identified cost $320)	315
Due from broker (Note 2)	662,233
Income receivable	1,877,750
Income receivable from affiliated holdings	1,643,738
Receivable for shares sold	7,023
Total Assets	696,066,442
Liabilities:
Payable for investments purchased	162,995
Payable for shares redeemed	162,288
Payable for variation margin on futures contracts	135,504
Payable for periodic payments to swap contracts	72,750
Swaps, at value (premium paid $14,023)	599,213
Income distribution payable	121,174
Payable for investment adviser fee (Note 5)	17,367
Payable for administrative fee (Note 5)	2,933
Payable for Directors’/Trustees’ fees (Note 5)	278
Payable for auditing fees	33,619
Payable for custodian fees	23,477
Payable for portfolio accounting fees	63,623
Payable for transfer agent fees (Note 2)	57,169
Payable for distribution services fee (Note 5)	15,074
Payable for other service fees (Notes 2 and 5)	101,137
Accrued expenses (Note 5)	18,091
Total Liabilities	1,586,692
Net assets for 78,121,357 shares outstanding	$694,479,750
Net Assets Consist of:
Paid-in capital	$855,723,045
Total distributable earnings (loss)	(161,243,295)
Total Net Assets	$694,479,750
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($455,455,553 ÷ 51,238,069 shares outstanding), no par value, unlimited shares authorized	$8.89
Offering price per share (100/94.50 of $8.89)	$9.41
Redemption proceeds per share	$8.89
Class C Shares:
Net asset value per share ($24,258,428 ÷ 2,726,932 shares outstanding), no par value, unlimited shares authorized	$8.90
Offering price per share	$8.90
Redemption proceeds per share (99.00/100 of $8.90)	$8.81
Class F Shares:
Net asset value per share ($81,115,974 ÷ 9,137,235 shares outstanding), no par value, unlimited shares authorized	$8.88
Offering price per share (100/99.00 of $8.88)	$8.97
Redemption proceeds per share (99.00/100 of $8.88)	$8.79
Class R Shares:
Net asset value per share ($1,545,915 ÷ 173,602 shares outstanding), no par value, unlimited shares authorized	$8.90
Offering price per share	$8.90
Redemption proceeds per share	$8.90
Institutional Shares:
Net asset value per share ($132,103,880 ÷ 14,845,519 shares outstanding), no par value, unlimited shares authorized	$8.90
Offering price per share	$8.90
Redemption proceeds per share	$8.90

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Dividends (including $18,223,433 received from affiliated holdings* and net of foreign taxes withheld of $187,870)	$24,703,046
Interest	4,461,438
TOTAL INCOME	29,164,484
Expenses:
Investment adviser fee (Note 5)	4,140,447
Administrative fee (Note 5)	540,608
Custodian fees	49,985
Transfer agent fees (Note 2)	679,282
Directors’/Trustees’ fees (Note 5)	3,762
Auditing fees	42,025
Legal fees	11,248
Portfolio accounting fees	176,942
Distribution services fee (Note 5)	222,229
Other service fees (Notes 2 and 5)	1,398,755
Share registration costs	81,503
Printing and postage	66,115
Miscellaneous (Note 5)	30,857
TOTAL EXPENSES	7,443,758
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(937,166)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(476,272)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,413,438)
Net expenses	6,030,320
Net investment income	23,134,164
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(2,693,461) on sales of investments in affiliated holdings*)	18,855,350
Net realized gain on foreign currency transactions	14,940
Net realized loss on futures contracts	(216,461)
Net realized gain on written options	218,339
Net realized loss on swap contracts	(335,224)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $19,572,816 on investments in affiliated holdings*)	67,069,683
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(5,308)
Net change in unrealized depreciation of futures contracts	(536,400)
Net change in unrealized appreciation of swap contracts	(933,068)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, written options and swap contracts	84,131,851
Change in net assets resulting from operations	$107,266,015

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,134,164	$26,308,616
Net realized gain (loss)	18,536,944	(14,895,274)
Net change in unrealized appreciation/depreciation	65,594,907	17,308,780
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	107,266,015	28,722,122
Distributions to Shareholders:
Class A Shares	(14,817,016)	(15,778,435)
Class B Shares[1]	—	(58,475)
Class C Shares	(703,118)	(1,397,183)
Class F Shares	(2,672,178)	(3,005,921)
Class R Shares	(44,929)	(40,292)
Institutional Shares	(4,536,972)	(4,992,004)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,774,213)	(25,272,310)
Share Transactions:
Proceeds from sale of shares	43,321,452	98,586,457
Net asset value of shares issued to shareholders in payment of distributions declared	21,488,667	23,832,559
Cost of shares redeemed	(138,613,181)	(232,710,675)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,803,062)	(110,291,659)
Change in net assets	10,688,740	(106,841,847)
Net Assets:
Beginning of period	683,791,010	790,632,857
End of period	$694,479,750	$683,791,010

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Annual Financial Statements and Additional Information

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $1,413,438 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended November 30, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$445,461	$(330,678)
Class C Shares	27,296	—
Class F Shares	78,209	(47,425)
Class R Shares	1,118	—
Institutional Shares	127,198	(94,703)
TOTAL	$679,282	$(472,806)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,125,545
Class C Shares	71,765
Class F Shares	201,445
TOTAL	$1,398,755
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage security, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may
Annual Financial Statements and Additional Information

occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $7,332,692. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $97,439,543 and $43,705,038, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2024, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage security, yield curve, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options
Annual Financial Statements and Additional Information

which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2024, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $115,350. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put options held by the Fund throughout the period was $55,467. This is based on amounts held as of each month-end throughout the fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$589,188*
Credit contracts	Swaps, at value	599,213
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,188,401

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(216,461)	$—	$—	$(216,461)
Equity contracts	—	—	(168,552)	218,339	49,787
Credit contracts	(335,224)	—	—	—	(335,224)
TOTAL	$(335,224)	$(216,461)	$(168,552)	$218,339	$(501,898)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$(536,400)	$(536,400)
Credit contracts	(933,068)	—	(933,068)
TOTAL	$(933,068)	$(536,400)	$(1,469,468)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,006,170	$25,096,109	6,442,980	$49,849,884
Shares issued to shareholders in payment of distributions declared	1,675,402	14,130,943	1,954,033	15,009,487
Conversion of Class B Shares to Class A Shares[1]	—	—	1,800,396	14,259,133
Shares redeemed	(9,406,021)	(78,979,343)	(12,384,104)	(95,502,795)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,724,449)	$(39,752,291)	(2,186,695)	$(16,384,291)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,796,308	$14,259,654
Shares issued to shareholders in payment of distributions declared	—	—	7,082	54,856
Conversion of Class B Shares to Class A Shares[1]	—	—	(1,796,245)	(14,259,133)
Shares redeemed	—	—	(2,026,705)	(16,049,567)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(2,019,560)	$(15,994,190)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	350,105	$2,926,330	398,727	$3,076,320
Shares issued to shareholders in payment of distributions declared	80,391	676,067	176,768	1,358,841
Shares redeemed	(2,228,923)	(18,555,061)	(6,561,146)	(50,762,314)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(1,798,427)	$(14,952,664)	(5,985,651)	$(46,327,153)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	89,062	$745,742	148,204	$1,147,948
Shares issued to shareholders in payment of distributions declared	300,596	2,531,602	370,478	2,842,226
Shares redeemed	(1,563,901)	(13,127,467)	(1,971,332)	(15,163,197)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,174,243)	$(9,850,123)	(1,452,650)	$(11,173,023)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	39,908	$335,751	31,929	$246,879
Shares issued to shareholders in payment of distributions declared	2,612	22,140	2,669	20,531
Shares redeemed	(17,770)	(152,591)	(33,989)	(264,872)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	24,750	$205,300	609	$2,538
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,695,195	$14,217,520	3,852,480	$30,005,772
Shares issued to shareholders in payment of distributions declared	488,731	4,127,915	591,064	4,546,618
Shares redeemed	(3,321,458)	(27,798,719)	(7,095,580)	(54,967,930)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,137,532)	$(9,453,284)	(2,652,036)	$(20,415,540)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(8,809,901)	$(73,803,062)	(14,295,983)	$(110,291,659)

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

Annual Financial Statements and Additional Information

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$22,774,213	$25,272,310
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$29,788
Net unrealized appreciation	$22,437,554
Capital loss carryforwards	$(183,687,065)
Other temporary differences	$(23,572)
TOTAL	$(161,243,295)
At November 30, 2024, the cost of investments for federal tax purposes was $669,343,841. The net unrealized appreciation of investments for federal tax purposes was $22,437,554. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $88,089,304 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,651,750. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, mark-to-market of futures contracts, credit default swaps, straddle loss deferrals, equity linked notes and partnership adjustments.
As of November 30, 2024, the Fund had a capital loss carryforward of $183,687,065 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$180,574,012	$3,113,053	$183,687,065
The Fund used capital loss carryforwards of $18,091,444 to offset capital gains realized during the year ended November 30, 2024.
At November 30, 2024, for federal income tax purposes, the Fund had $145,185 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $935,040 of its fee and voluntarily reimbursed $472,806 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $2,126.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2024, the Sub-Adviser earned a fee of $927,681.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$215,296	$—
Class R Shares	6,933	(3,466)
TOTAL	$222,229	$(3,466)
For the year ended November 30, 2024, Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $8,737 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $28,218 in sales charges from the sale of Class A Shares. FSC also retained $377, $1,805 and $1,508 of CDSC relating to redemptions of Class A Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended November 30, 2024, FSSC received $24,795 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended November 30, 2024, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $753,109.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Financial Statements and Additional Information

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$151,281,129
Sales	$208,649,741
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2024, 25.8% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2024, 24.5% qualify for the dividend received deduction available to corporate shareholders.
For the year ended November 30, 2024, 75.5% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Income Securities Trust and the Shareholders of Federated Hermes Capital Income Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Income Fund (the Fund), a portfolio of Federated Hermes Income Securities Trust, including the portfolio of investments, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2024, by correspondence with custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes Income Securities Trust (the “Trust”) elected Trustees of the Trust. Shareholders of the Trust elected new individuals to serve as Trustees effective January 1, 2025, who will serve on the Board with current Trustees Messrs. J. Christopher Donahue, John B. Fisher, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Trust’s Director Service Policy, Trustees Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Trustee:	Voted For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	322,211,573.986	7,600,837.866	0	N/A
John B. Fisher	322,797,283.986	7,015,127.866	0	N/A
John G. Carson	323,143,007.022	6,669,404.830	0	N/A
G. Thomas Hough	322,115,946.776	7,696,465.076	0	N/A
Karen L. Larrimer	323,227,008.611	6,585,403.241	0	N/A
Max F. Miller	322,575,850.621	7,236,561.231	0	N/A
Frank J. Nasta	322,481,026.938	7,331,384.914	0	N/A
Thomas M. O’Neill	321,587,241.472	8,225,170.380	0	N/A
Madelyn A. Reilly	322,621,301.225	7,191,110.627	0	N/A
John S. Walsh	322,275,680.139	7,536,731.713	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Capital Income Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Capital Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
G01049-01 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Capital Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Capital Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025